STOCK-BASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of RSU Activity
The following table summarizes Restricted Stock Units (“RSUs”) activities during the reporting period shown below:

	Number of awards outstanding (in thousands)	Weighted- average grant date fair value (per share)	Aggregate intrinsic value (in thousands)
Unvested RSUs at December 31, 2022	5,515	$6.69	$34,191
Granted	4,230	1.72	7,297
Vested	(395)	6.78	(2,680)
Forfeited and canceled	(123)	6.97	(859)
Unvested RSUs at March 31, 2023	9,227	$5.54	$37,949

The following table summarizes RSUs activity during the reporting periods shown below:

	Number of awards outstanding (in thousands)	Weighted-average grant date fair value (per share)	Aggregate intrinsic value (in thousands)
Unvested RSUs at December 31, 2021	—	—	—
Granted	5,789	$6.24	$36,101
Vested	(52)	6.88	(362)
Forfeited and canceled	(222)	6.97	(1,548)
Unvested RSUs at December 31, 2022	5,515		$34,191

Schedule of Significant Inputs used in Valuation of RSU	Significant inputs used in our valuation of these RSUs included the following:

Year Ended
December 31, 2022
Expected volatility	57.1%-75.2%
Risk-free interest rate	1.4%-2.1%
Expected term (in years)	5 - 80

Schedule of Share-Based Compensation Expense
The following is a summary of the Company’s share-based compensation expense and income tax benefit related to the RSUs for the reporting periods shown below:

	Three Months Ended
	March 31,
(In thousands, USD)	2023	2022
Total Stock Compensation Expense	$2,570	$2,050
Income tax benefit related to share-based compensation expense	246	264

The following is a summary of the Company’s share-based compensation expense related to RSUs during the reporting periods shown below:

	Years Ended
(In thousands, USD)	December 31, 2022	December 31, 2021
Total Stock Compensation Expense	$10,296	$4,564
Unrecognized Compensation Cost	24,272	—
Remaining recognition period (in years)	2.6	—

Schedule of Cancelled Stock Options	The following is a summary of the Company’s cancelled stock options from January 1, 2021, through December 31, 2021:

	Number of Options	Weighted Average Grant Date Fair Value per Option (Amount)	Weighted Average Exercise Price (Amount)	Weighted Average Remaining Contractual Term (Years)
Balance, December 31, 2020	432,500	$15.45	$141.53	7.7
Granted	—	—	—
Exercised	—	—	—
Forfeited	—	—	—
Expired	—	—	—
Cancelled	(432,500)	(15.45)	(141.53)	7.7
Balance, December 31, 2021	—	$—	$—	—